SCHEDULE OF INCOME TAX EXPENSE (Details) - Kukugan Invest [Member] - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Predecessor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor
Current tax expense
Deferred tax expense
Income tax expenses